Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of provision for (benefit from) income taxes
	Years Ended December 31,
	2013	2012
Federal	$(297,000)	$-
State	90,459	48,232
Foreign	437,704	106,217
Total current	$231,163	$154,449

Deferred:
Federal	$(699,146)	$(2,530,775)
State	(119,679)	(270,197)
Total deferred	(818,825)	(2,800,972)
Total (benefit) from income taxes	$(587,662)	$(2,646,523)

Summary of effective tax rate differed from the U.S. federal statutory rate
	Years Ended December 31,
	2013	2012
	%	%
Federal tax benefit at statutory rate	(34.0)	(34.0)
Permanent differences	20.1	(6.7)
State tax benefit, net of Federal benefits	1.2	0.8
Other	(2.4)	0.3
Effect of foreign income taxed in rates other than the U.S. Federal statutory rate	1.6	2.8
Net change in valuation allowance	12.9	(29.5)
Foreign tax credits	(1.6)	(2.8)
(Benefit)	(2.2)	(69.1)

Summary of deferred tax assets and liabilities

	Year Ended December 31,
	2013	2012
Net operating loss carry forwards	$4,300,870	$2,058,644
Accruals and reserves	277,667	301,000
Credits	543,704	106,000
Stock based compensation	266,598	-
Total assets	5,388,839	2,465,644

Depreciation	(17,590)	(15,000)
Section 481 adjustment	(897,854)	(1,347,000)
Intangible assets	(1,918,911)	(3,479,000)
Total liabilities	(2,834,355)	(4,841,000)
Less: Valuation allowance	(4,076,000)	-

Net deferred tax liabilities	$(1,522,516)	$(2,374,356)